NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Notes To Consolidated In Financial Statements
NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS

4. NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS

4.1 ACCOUNTS RECEIVABLE, NET

As of December 31, 2025, the Company had gross accounts receivable of $1,385,960.

As of September 30, 2025, the Company’s accounts receivable totaled $55,258, net of an allowance for credit losses of $2,107.

	December 31, 2025	September 30, 2025
Accounts receivable	$1,385,960	$57,365
Less: allowance for credit losses	-	(2,107)
Accounts receivable, net	1,385,960	55,258

The movements in the allowance for credit losses are as follows:

	December 31, 2025	September 30, 2025
Balance at beginning of the year	$(2,107)	$(3,450,141)
Additions	-	(2,098)
Foreign currency translation	306	(9)
Write-offs	1,801	3,450,141
Balance at end of the year	-	(2,107)

4.2 INVENTORIES, NET

Inventories, net consisted of the following:

	December 31, 2025	September 30, 2025
Raw materials	$-	$12,799,608
Finished goods	157	154
Total inventories, gross	157	12,799,762
Less: inventory write-down	-	(906,444)
Inventories, net	157	11,893,318

The movements in the inventories write-down were as follows:

	December 31, 2025	September 30, 2025
Balance at beginning of the year	$(906,444)	$(815,498)
Additions		(902,776)
Foreign currency translation	131,581	(3,668)
Write-offs	774,863	815,498
Balance at end of the year	-	(906,444)

4.3 PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of December 31, 2025 and September 30, 2025 were comprised of the following:

	December 31, 2025	September 30, 2025
Prepaid expenses	$-	$291,445
Prepaid tax(1)	1,285,400	1,286,205
Advances to suppliers(2)	399,889	1,458,569
Deferred equity issuance cost	-	1,797,500
Other current assets	82,611	114,303
Total	1,767,900	4,948,022

(1)	Prepaid tax represents input value-added tax (“VAT”) paid in advance for which the related VAT invoices had not yet been received as of the reporting date. Subsequent to period end, the Company received a portion of the outstanding invoices, and management expects to obtain the remaining invoices within six months. Accordingly, management believes the prepaid tax balance is fully recoverable.

(2)	As of December 31, 2025, the total amount paid to suppliers was $399,889, of which $281,822 represented advances to Beijing Yingtian Huyu Technology Co., Ltd. The Company is currently evaluating the SaaS live-streaming system of Beijing Yingtian Huyu Technology Co., Ltd., and the implementation plan for any subsequent advances is expected to be determined in 2026.

4.4 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2025 and September 30, 2025:

	December 31, 2025	September 30, 2025
Machinery & Equipment	$31,362	$30,910
Vehicles	-	-
Gross property and equipment	31,362	30,910
Less: accumulated depreciation	(30,040)	(28,710)
Less: reclassification to assets held for sale	-	-
Less: disposal of property and equipment	-	-
Net property and equipment	1,322	2,200

4.5 LEASES

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize right-of-use (“ROU”) assets and lease liabilities for most lease arrangements. The Company adopted ASC 842 effective October 1, 2019.

The Company evaluates lease arrangements on a quarterly basis to determine whether such arrangements meet the definition of a lease and whether recognition of ROU assets and lease liabilities is required. The Company elected the short-term lease practical expedient for leases with a term of 12 months or less and no purchase option.

4.5.1 LEASES WITH RECOGNIZED ROU ASSETS AND LEASE LIABILITIES

Tuen Mun, Hong Kong – Office Space

The Company leases office space on San On Street, Tuen Mun, Hong Kong, under a lease term from December 18, 2024 to December 17, 2026, at a monthly rent of RMB 4,167 (approximately $594). As this lease represents a continuation and renewal of an existing lease and the combined non-cancellable term exceeds 12 months, the Company recognized right-of-use asset and lease liabilities for the lease as a single arrangement.

Beijing, China – Office Space

Effective February 28, 2025, the Company entered into a lease for office space located at Room 303, 3rd Floor, Hongsheng Building, Beijing, China. The lease requires monthly rental payments of RMB 16,425 (approximately $2,341) and expires on March 31, 2026. As the lease term exceeds 12 months, the Company recognized a right-of-use asset and lease liabilities related to this lease as of December 31, 2025.

Delray Beach, Florida – Principal Office

Effective September 1, 2024, the Company entered into a lease for its principal office space located at 16097 Poppyseed Circle, Unit 1904, Delray Beach, Florida 33484, for a monthly rent of $3,500. The lease term extended through August 31, 2025, and the lease was not renewed upon expiration.

Wuxi, China – Office Space

Effective March 19, 2025, the Company entered into a lease for office space located at 83-102 and 83-103, Xishuidongcheng, Liangxi District, Wuxi, China. The lease requires annual rental payments of RMB 100,000 (approximately $14,251) and expires on March 18, 2027. Because the lease term exceeds 12 months, the Company recognized a right-of-use asset and corresponding lease liabilities related to this lease as of December 31, 2025.

4.5.2 SHORT TERM LEASES

Boca Raton, Florida – Office Space

Effective October 10, 2025, the Company entered into a lease for office space located at 9127 Long Lake Palm Drive, Boca Raton, Florida 33496, with monthly rental payments of $2,500 through October 11, 2026. Because the lease term is 12 months or less, the Company elected the short-term lease practical expedient and, accordingly, did not recognize a right-of-use asset or lease liability related to this lease.

Henan, China – Office Space

The Company leases office space in Henan, China, with annual lease payments of approximately RMB 98,280 (approximately $14,006), payable in monthly installments of RMB 8,190 (approximately $1,167). The lease expires on August 14, 2026. Because the remaining lease term as of December 31, 2025 was less than 12 months, the Company elected the short-term lease practical expedient and did not recognize a right-of-use asset or lease liability related to this lease.

As of December 31, 2025, the Company’s operating leases had a weighted-average remaining lease term of one year and a weighted-average discount rate of 3%. Other information related to the Company’s operating leases is as follows:

Right-of-Use Assets	Amount
ROU asset – September 30, 2025	$20,340
ROU assets added during the year	27,852
Amortization during the period	(19,441)
ROU asset – December 31, 2025	$28,751

Lease Liabilities	Amount
Lease liability – September 30, 2025	$13,346
Lease liability added during the year	14,033
Reduction during the period	(13,346)
Lease liability – December 31, 2025	$14,033

Lease Liabilities by Maturity	Amount
Lease Liability – Short-Term	$14,033
Lease Liability – Long-Term	-
Lease Liability – Total	$14,033

The following table summarizes the Company’s operating lease cost, short-term lease cost, and related cash flow information for the three months ended December 31, 2025:

Operating lease expenses	$19,441
Short-term lease expenses	3,502
Cash paid for amounts included in the measurement of lease liabilities	19,215
Lease amortization	19,441
Interest portion	537

4.6 INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets as of December 31, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	140,000	(140,000)	-
Software	33,499	(32,103)	1,396
Total	173,499	(172,103)	1,396

The following table summarizes the Company’s intangible assets as of September 30, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(140,000)	$-
Software	33,016	(30,815)	2,201
Total	173,016	(170,815)	2,201

The software intangible asset was recognized as a result of the acquisition of Shenzhen Zhimeng. Amortization expense for intangible assets with finite useful lives was $837 and $80,550 for the three months ended December 31, 2025 and for the year ended September 30, 2025, respectively.

4.7 DIGITAL ASSETS

The Company’s digital assets consist solely of Bitcoin. Digital assets are measured at fair value, with changes in fair value recognized in earnings for each reporting period. As of December 31, 2025, the Company held 730 bitcoins, with a total value of $63,978,821.

The following table is a summary of the Company’s Bitcoin activities during the year ended December 31, 2025:

Amount
Beginning balance at September 30, 2025	$57,024,465
Increase in digital assets - Bitcoin	24,456,952
Decrease in digital assets - Bitcoin	-
Net change in fair value	(17,502,596)
Ending balance as of September 30, 2025	$63,978,821

4.8 ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2025 and September 30, 2025 were as follows:

	December 31, 2025	September 30, 2025
Accounts payable	$1,788,527	$429,322
Accrued expenses	1,072,282	1,034,822
Total	2,860,809	1,464,144

Accounts payable

As of December 31, 2025, accounts payable totaled $1,788,527, comprising $353,256 of legacy payables incurred under previous management and $1,435,271 of payables arising from procurement activities.

Accrued expenses

As of December 31, 2025, accrued expenses totaled $1,072,282, primarily comprising accrued expenses related to Nuzee single-serving coffee and DRIPKIT products of $756,620 and employee compensation payable of $315,662.

The accrued expenses related to Nuzee single-serving coffee and DRIPKIT products primarily represent legacy expenses incurred under previous management and are treated in a manner consistent with other legacy accounts payable balances. These amounts continue to be recognized as accrued expenses as management is in the process of reviewing and resolving the related obligations in the ordinary course of business, and such balances remained payable as of December 31, 2025.

4.9 CONVERTIBLE NOTES

As of December 31, 2025 and September 30, 2025, the Company had outstanding unconverted convertible notes of approximately $nil and $1,838,041, respectively.

For the three months ended December 31, 2025, $1,838,041 worth of convertible notes were converted into share of the Company’s Common Stock.

(a) Non-related party convertible notes

	December 31, 2025	September 30, 2025
Beginning balance	$-	$1,063,624
Issuance of convertible notes	-	10,144,186
Fair value adjustment	-	-
Conversion to Common Stock	-	(11,207,810)
Ending balance	-	-

All non-related party convertible notes outstanding as of September 30, 2025 were fully converted into shares of the Company’s Common Stock on October 31, 2025.

(b) Related party convertible notes

	December 31, 2025	September 30, 2025
Beginning balance	$1,838,041	$319,220
Issuance of convertible notes	-	3,693,041
Fair value adjustment	-	-
Conversion to Common Stock	(1,838,041)	(2,174,220)
Ending balance	-	1,838,041

Key issuance and conversion events

August 20, 2024: The Company issued convertible notes with an aggregate principal amount of $1,300,000, of which $1,000,000 was subscribed by non-related parties and $300,000 by a related party. As of September 30, 2024, the Company recorded a fair value adjustment of $82,844 related to these notes.

October 31, 2024: All holders of the August 2024 convertible notes elected to convert their notes into an aggregate of 1,396,813 shares of Common Stock. The shares were registered pursuant to the Company’s Form S-1 filed on November 29, 2024.

December 12, 2024: The Company issued convertible notes with an aggregate principal amount of $10,000,000, of which $8,145,000 was subscribed by non-related parties and $1,855,000 by a related party.

February 11, 2025: The Company obtained stockholder approval for the issuance of shares underlying the notes and warrants.

March 18, 2025: the investors submitted their respective conversion notices, upon which the Company issued 19,457,618 shares of Common Stock to the investors.

August 21, 2025: The Company entered into a convertible bond purchase agreement with certain non-U.S. investors to issue convertible notes with an aggregate principal amount of $4,000,000, at a conversion price of $0.24 per share, subject to adjustment in accordance with the Notes.

During the year ended September 30, 2025, the non-related parties notes with a carrying value of $1,999,962 were converted into 8,333,333 shares of Common Stock.

October 30, 2025: The remaining related party notes of 8,333,333 shares were issued on October 31, 2025.

The convertible notes were measured at fair value, with changes in fair value recognized in fair value variation in the consolidated statements of operations.

4.10 OTHER CURRENT LIABILITIES

As of December 31, 2025 and September 30, 2025, other current liabilities amounted to $4,346,146 and $22,250,590, respectively.

Other current liabilities consisted of the following:

	December 31, 2025	September 30, 2025
Advances received for equity subscriptions(1)	$160,066	$18,134,657
Provision for liabilities related to directors’ litigation(2)	222,062	222,062
Professional service fees payable – Bitcoin transaction(3)	3,333,579	3,663,269
Others	630,439	230,602
Total	4,346,146	22,250,590

(1)	Advances received for equity subscriptions

Advance receipts for equity subscriptions are as follows: $129,662.80 for a share subscription by Mr. Sooncha Kim, $29,994.20 for a share subscription by Mr. Kenji Hashimoto, $100 for a share subscription by Mr. Jiang Shelei, and $308.69 for a share subscription by Beijing Fukesi Technology Co., Ltd.

(2)	Provision for liabilities related to directors’ litigation

The provision for liabilities related to directors’ litigation of $222,062 represents management’s estimate of costs associated with ongoing legal proceedings involving certain directors as of September 30, 2025.

(3)	Professional service fees payable – Bitcoin transaction

The professional service fees payable of $3,333,579 relate to a financial advisory services agreement executed on July 1, 2025, between the Company and Sunflower Tech Limited, in connection with a Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million. As of December 31, 2025 and September 30, 2025, the remaining payable balances of the Company were $3,333,579 and $3,663,269 respectively.

4.11 TAX PAYABLE

As of December 31, 2025 and September 30, 2025, taxes payable amounted to $2,398,303 and $1,314,686, respectively.

	December 31, 2025	September 30, 2025
Accrued sales taxes payable	$2,394,591	$1,311,578
Other tax payable	3,712	3,108
Total	2,398,303	1,314,686

4.12 OPERATING EXPENSES

For the three months ended December 31, 2025, the operating expenses were $2,079,989. This mainly included personnel costs of $1,209,580, sales and marketing expenses of $77,811, depreciation and amortization of $14,109, professional fees (including legal, audit, and consulting services) of $706,157, travel expenses of $27,682, office expenses of $34,387, and other operating expenses of $10,264.

For the three months ended December 31, 2024, the operating expenses were $1,517,758. This mainly included personnel costs of $632,600, sales and marketing expenses of $(6,784), depreciation and amortization of $49,003, professional services such as lawyers, auditors and consultants of $711,706, travel expenses of $42,258, office expenses of $51,954 and other expenses of $37,020.

4.13 OTHER INCOME

For the three months ended December 31, 2025, other income was $76,102, primarily arising from the payments not required.

For the three months ended December 31, 2024, the other income was $9,047. It is mainly because of the write-off other payables.

4.14 OTHER EXPENSES

For the three months ended December 31, 2025, other expense was $7,206, primarily attributable to the cost expenditures corresponding to other income and other factors.

For the three months ended December 31, 2024, other expense totaled $43,017, primarily included financing expense and other factors.

4.15 INCOME TAX

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. No asset or liability for unrecognized tax benefits was recorded as of December 31, 2025 or September 30, 2025.

United States

CIMG Inc. and Wewin are incorporated in the United States and are subject to U.S. federal corporate income tax at a statutory rate of 21%. for the three months ended December 31, 2025 , these entities did not generate taxable income; accordingly, no provision for U.S. federal income tax was recorded.

Hong Kong

DZR Tech Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax under the two-tiered profits tax rates regime, whereby the first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the three months ended December 31, 2025, and therefore no provision for Hong Kong profits tax was recorded.

People’s Republic of China

Beijing Zhongyan, Henan Zhongyan, Nuanyou, Beijing Xinmiao, Zhimeng, Zhutai, Shanghai Huomao, and Beijing Xilin are incorporated in the People’s Republic of China and are subject to enterprise income tax at a statutory rate of 25%. For small and low-profit enterprises, taxable income is calculated at a reduced rate of 25%, and the corporate income tax policy is paid at a rate of 20%. All entities did not generate taxable income for the three months ended December 31, 2025, accordingly, no provision for PRC enterprise income tax was recognized.

Schedule of Income Tax Expense (Benefit)

Three months Ended December 31, 2025
Current income tax expense	$-
Deferred income tax expense	-
Total income tax expense	-

Reconciliation of Statutory Tax Benefit to Income Tax Expense
Tax benefit at statutory U.S. federal rate (21%)	$(4,083,176)
Effect of different tax rates applicable to subsidiaries	4,080
Effect of unrecognized deductible temporary differences	(3,675,545)
Effect of tax loss carryforwards	7,754,641
Income tax expense	$-

4. NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS

4.1 ACCOUNTS RECEIVABLE, NET

As of September 30, 2024, the Company had gross accounts receivable of $3,450,141, which were fully reserved through an allowance for credit losses of $3,450,141 based on management’s assessment of collectability at that time.

During the year ended September 30, 2025, management concluded that these accounts receivable was uncollectible and wrote off the entire outstanding balance against the allowance for credit losses. Accordingly, no accounts receivable related to these balances remained outstanding as of September 30, 2025.

As of September 30, 2025, the Company’s accounts receivable totaled $55,258, net of an allowance for credit losses of $2,107.

	September 30, 2025	September 30, 2024
Accounts receivable	$57,365	$3,450,141
Less: allowance for credit losses	(2,107)	(3,450,141)
Accounts receivable, net	55,258	-

The movements in the allowance for credit losses are as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$(3,450,141)	$-
Additions	(2,098)	(3,450,141)
Foreign currency translation	(9)	-
Write-offs	3,450,141	-
Balance at end of the year	(2,107)	(3,450,141)

4.2 INVENTORIES, NET

Inventories, net consist of the following:

	September 30, 2025	September 30, 2024
Raw materials	$12,799,608	$5,289,238
Finished goods	154	74,295
Total inventories, gross	12,799,762	5,363,533
Less: inventory write-down	(906,444)	(815,498)
Inventories, net	11,893,318	4,548,035

The movements in the inventories write-down are as follows:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$(815,498)	$-
Additions	(902,776)	(815,498)
Foreign currency translation	(3,668)	-
Write-offs	815,498	-
Balance at end of the year	(906,444)	(815,498)

4.3 ASSET HELD FOR SALE - CURRENT

As of September 30, 2025, the Company had no assets classified as held for sale.

As of September 30, 2024, assets held for sale consisted of certain property and equipment with a gross carrying amount of $214,709, which had been written down by an impairment charge of $203,973 to its estimated fair value less costs to sell.

During the year ended September 30, 2025, the Company completed the sale of these assets and received cash proceeds of $10,736, representing the net carrying amount of the assets at the time of sale. Accordingly, no assets were classified as held for sale as of September 30, 2025.

	September 30, 2025	September 30, 2024
Gross carrying amount	$-	$214,709
less: impairment charge	-	(203,973)
Net carrying amount	-	10,736

4.4 PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at September 30, 2025 and 2024 were comprised of the following:

	September 30, 2025	September 30, 2024
Prepaid expenses	$291,445	$197,217
Prepaid tax(1)	1,286,205	-
Advances to suppliers(2)	1,458,569	-
Deferred equity issuance cost(3)	1,797,500	-
Other current assets	114,303	185,431
Total	4,948,022	382,648

(1)	Prepaid tax represents input value-added tax (“VAT”) paid in advance for which the related VAT invoices had not yet been received as of the reporting date. Subsequent to period end, the Company received a portion of the outstanding invoices, and management expects to obtain the remaining invoices within six months. Accordingly, management believes the prepaid tax balance is fully recoverable.

(2)	Advances to suppliers totaled $1,458,569, of which $1,404,745 related to a prepayment made to Daren (Beijing) Biomedical Technology Co., Ltd. for the procurement of inventory pursuant to a purchase agreement entered into during the year. Subsequent to September 30, 2025, the purchase agreement was mutually terminated, and the supplier refunded the full prepayment amount of $1,404,745 to the Company in November 2025. As of the date of these financial statements, no amounts remained outstanding related to this advance.

(3)	On July 1, 2025, the Company entered into a consulting agreement providing for total professional fees of $5.5 million in connection with the Company’s August 25, 2025 private placement financing of 500 bitcoins (aggregate consideration of $55,000,000). The consulting fee was payable in up to 220,000,000 shares of common stock. At the transaction date, the Company did not have sufficient authorized shares to issue the full 220,000,000 shares. Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.

4.5 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Machinery & Equipment	$30,910	$1,465,566
Vehicles	-	57,431
Gross property and equipment	30,910	1,522,997
Less: accumulated depreciation	(28,710)	(1,127,820)
Less: reclassification to assets held for sale	-	(214,709)
Less: disposal of property and equipment	-	(178,200)
Net property and equipment	2,200	2,268

During the year ended September 30, 2024, the Company recorded an impairment charge of $203,973 related to certain property and equipment. During the same period, the Company disposed of property and equipment with a carrying amount of $178,200.

4.6 LEASES

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize right-of-use (“ROU”) assets and lease liabilities for most lease arrangements. The Company adopted ASC 842 effective October 1, 2019.

The Company evaluates lease arrangements on a quarterly basis to determine whether such arrangements meet the definition of a lease and whether recognition of ROU assets and lease liabilities is required. The Company elected the short-term lease practical expedient for leases with a term of 12 months or less and no purchase option.

4.6.1 LEASES WITH RECOGNISED ROU ASSETS AND LEASE LIABILITIES

Vista, California – Office and Manufacturing Space

In May 2022, the Company renewed its office and manufacturing space lease in Vista, California, extending the lease term through September 30, 2025 (the prior lease was scheduled to expire on January 31, 2023). The lease provides for a monthly base rent of $8,451, plus common area maintenance charges. In connection with the renewal, the Company also leased an additional 1,796 square feet at a monthly base rent of $2,514 through March 31, 2025.

Tuen Mun, Hong Kong – Office Space

The Company leases office space on San On Street, Tuen Mun, Hong Kong, under a lease term from December 18, 2024 to December 17, 2026, at a monthly rent of RMB 4,167 (approximately $594). As this lease represents a continuation and renewal of an existing lease and the combined non-cancellable term exceeds 12 months, the Company recognized right-of-use asset and lease liabilities for the lease as a single arrangement.

Beijing, China – Office Space

Effective February 28, 2025, the Company entered into a lease for office space located at Room 303, 3rd Floor, Hongsheng Building, Beijing, China. The lease requires monthly rental payments of RMB 16,425 (approximately $2,301) and expires on March 31, 2026. As the lease term exceeds 12 months, the Company recognized right-of-use asset and lease liabilities related to this lease as of September 30, 2025.

Delray Beach, Florida – Principal Office

Effective September 1, 2024, the Company entered into a lease for its principal office space located at 16097 Poppyseed Circle, Unit 1904, Delray Beach, Florida 33484, for a monthly rent of $3,500. The lease term extended through August 31, 2025, and the lease was not renewed upon expiration.

4.6.2 SHORT TERM LEASES

Boca Raton, Florida – Office Space

Effective October 10, 2025, the Company entered into a lease for office space located at 9127 Long Lake Palm Drive, Boca Raton, Florida 33496, with monthly rental payments of $2,500 through October 11, 2026. Because the lease term is 12 months or less, the Company elected the short-term lease practical expedient and, accordingly, did not recognize a right-of-use asset or lease liability related to this lease.

Henan, China – Office Space

The Company leases office space in Henan, China, with annual lease payments of approximately RMB 98,280 (approximately $13,804), payable in monthly installments of RMB 8,190 (approximately $1,150). The lease expires on August 14, 2026. Because the remaining lease term as of September 30, 2025 was less than 12 months, the Company elected the short-term lease practical expedient and did not recognize a right-of-use asset or lease liability related to this lease.

As of September 30, 2025, the Company’s operating leases had a weighted-average remaining lease term of one year and a weighted-average discount rate of 3%. Other information related to the Company’s operating leases is as follows:

Right-of-Use Assets	Amount
ROU asset – October 1, 2024	$99,746
ROU assets added during the year	38,750
Amortization during the year	(118,156)
ROU asset – September 30, 2025	$20,340

Lease Liabilities	Amount
Lease liability – October 1, 2024	$100,962
Lease liability added during the year	38,750
Reduction during the year	(126,366)
Lease liability – September 30, 2025	$13,346

Lease Liabilities by Maturity	Amount
Lease Liability – Short-Term	$13,346
Lease Liability – Long-Term	-
Lease Liability – Total	$13,346

The following table summarizes the Company’s operating lease cost, short-term lease cost, and related cash flow information for the year ended September 30, 2025:

Operating lease expenses	$117,593
Short-term lease expenses	3,451
Cash paid for amounts included in the measurement of lease liabilities	85,797
Right-of-use assets obtained in exchange for new operating lease liabilities	38,750
Lease amortization	117,593
Interest portion	2,920

4.7 INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets as of September 30, 2025:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(140,000)	$-
Software	33,016	(30,815)	2,201
Total	173,016	(170,815)	2,201

The following table summarizes the Company’s intangible assets as of September 30, 2024:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	$140,000	$(60,000)	$80,000
Total	140,000	(60,000)	80,000

The software intangible asset was recognized as a result of the acquisition of Shenzhen Zhimeng. Amortization expense for intangible assets with finite useful lives was $80,550 and $30,000 for the years ended September 30, 2025 and 2024, respectively.

As of September 30, 2025, management determined that the tradename no longer had future economic benefits. Accordingly, the Company accelerated the amortization of the tradename, resulting in the full write-off of its remaining carrying value as of September 30, 2025. The accelerated amortization was included in operating expenses for the year ended September 30, 2025.

4.8 DIGITAL ASSETS

The Company’s digital assets consist solely of Bitcoin. Digital assets are measured at fair value, with changes in fair value recognized in earnings for each reporting period.

As of September 30, 2025, the Company held 500 Bitcoin with an aggregate cost basis of $55,000,000 and a fair value of $57,024,465, which was presented as digital assets on the consolidated balance sheets.

The following table is a summary of Bitcoin activity during the year ended September 30, 2025:

Amount
Beginning balance at September 30, 2024	$-
Receipts from issuance of common stock (Bitcoin contribution)	55,000,000
Net change in fair value	2,024,465
Ending balance at September 30, 2025	$57,024,465

On August 25, 2025, the Company entered into a securities purchase agreement with nine non-U.S. investors pursuant to Regulation S for the issuance of an aggregate of 220,000,000 shares of common stock at a purchase price of $0.25 per share, for total consideration of $55,000,000, which was settled in 500 Bitcoin. The Bitcoin received was recorded at fair value on the transaction date as an equity issuance.

At the transaction date, the Company did not have sufficient authorized shares to issue the full 220,000,000 shares. Accordingly, 148,100,000 shares were issued on a pro rata basis using available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital.

On September 25, 2025, the Company’s Board of Directors approved an increase in authorized common stock from 200,000,000 shares to 600,000,000 shares. In October 2025, the Company amended its Articles of Incorporation to effect the increase in authorized shares. Following the amendment, the remaining 71,900,000 shares were issued and are reflected as outstanding in the Company’s stockholder register.

Because the authorization and issuance of the remaining shares occurred after September 30, 2025, these actions represent non-recognized subsequent events. Accordingly, no adjustment was made to the consolidated financial statements as of September 30, 2025.

4.9 BUSINESS COMBINATION

During the year ended September 30, 2025, the Company completed several business combinations. Each transaction was accounted for as a business combination, as the acquired sets of activities and assets met the definition of a business. The results of operations of the acquired entities have been included in the consolidated financial statements from their respective acquisition dates. The following summarizes the significant business combinations completed during the period.

Xilin Online (Beijing) E-commerce Co., Ltd Acquisition

On March 31, 2025, the Company acquired a 51% controlling equity interest in Xilin Online (Beijing) E-commerce Co., Ltd. (“Beijing Xilin”) for no cash consideration. The transaction was accounted for as a business combination, as the acquired set of activities and assets met the definition of a business.

As of the acquisition date, the fair value of the identifiable net assets acquired was a net liability position of $39,538.

The Company recognized a non-controlling interest (“NCI”) representing the remaining 49% ownership interest, measured at its proportionate share of the identifiable net liabilities, resulting in a negative NCI balance of $19,374, which is presented within equity in the consolidated balance sheet.

The Company also recognized a loss on acquisition of $20,164, representing its proportionate share (51%) of the net liabilities assumed. The loss on acquisition was recorded in the consolidated statements of operations under “Loss on acquisition.”

No goodwill or bargain purchase gain was recognized, as no consideration was transferred and the fair value of the identifiable net assets acquired was negative.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Net Liabilities Acquired	Amount
Cash consideration	$-
Non-controlling interests	(19,374)
Loss on acquisition	(20,164)
Net liabilities acquired	(39,538)

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2,031
Account receivable	8,908
Other current assets	63,701
Property and equipment, net	644
Accounts payable and accrued expenses	(77,789)
Contract liabilities	(12,810)
Other current liabilities	(24,223)
Net liabilities acquired	(39,538)

Shanghai Huomao Cultural Development Co., Ltd. Acquisition

On April 22, 2025, the Company acquired a 51% controlling equity interest in Shanghai Huomao Cultural Development Co., Ltd. (“Huomao”) for no cash consideration. The transaction was accounted for as a business combination, as the acquired set of activities and assets met the definition of a business.

As of the acquisition date, the fair value of the identifiable net assets acquired was a net liability position of $98.

The Company recognized a non-controlling interest (“NCI”) representing the remaining 49% ownership interest, measured at its proportionate share of the identifiable net liabilities, resulting in a negative NCI balance of $53, which is presented within equity in the consolidated balance sheet.

The Company also recognized a loss on acquisition of $45, representing its proportionate share (51%) of the net liabilities assumed. The loss on acquisition was recorded in the consolidated statements of operations under “Loss on acquisition.”

No goodwill or bargain purchase gain was recognized, as no consideration was transferred and the fair value of the identifiable net assets acquired was negative.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Net Liabilities Acquired	Amount
Cash consideration	$-
Non-controlling interests	(53)
Loss on acquisition	(45)
Net liabilities acquired	(98)

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$6,925
Account receivable	2,270
Accounts payable and accrued expenses	(2,091)
Other current liabilities	(7,202)
Net liabilities acquired	(98)

Shenzhen Zhimeng Qiyang Technology Co., Ltd. Acquisition

On August 1, 2025, Beijing Zhongyan, a wholly owned subsidiary of CIMG Inc. (the “Company”), entered into a Business Cooperation Intent Agreement with Shenzhen Zhimeng Qiyang Technology Co., Ltd. (“Zhimeng”). Pursuant to the agreement, certain stockholders of Zhimeng transferred an aggregate 51% equity interest in Zhimeng to Beijing Zhongyan. As a result of the transaction, the Company obtained control of Zhimeng, and Zhimeng has been consolidated from the acquisition date.

The consideration transferred consisted of 3,683,333 shares of the Company’s common stock, valued at $0.23 per share based on the Company’s quoted market price on August 1, 2025. The aggregate fair value of the equity consideration was $856,743, which was recorded within stockholders’ equity as non-cash consideration.

As of the acquisition date, the fair value of the identifiable net assets acquired was a net liability position of $179,182.

The Company recognized a non-controlling interest (“NCI”) representing the remaining 49% ownership interest, measured at fair value, resulting in an NCI balance of $823,146, which is presented within equity in the consolidated balance sheet.

The Company recognized goodwill of $1,859,071, representing the excess of the fair value of the consideration transferred and the non-controlling interest over the fair value of the identifiable net liabilities acquired.

No bargain purchase gain was recognized.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Consideration Transferred and Net Liabilities Acquired	Amount
Fair value of equity consideration	$856,743
Fair value of non-controlling interest	823,146
Less: net liabilities acquired	(179,182)
Goodwill recognized	1,859,071

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2,671
Account receivable	5,421
Other current assets	653
Property and equipment	106
Intangible assets	2,723
Other current liabilities	(190,756)
Net liabilities acquired	(179,182)

Braincon Limited and its subsidiaries Acquisition

On September 23, 2025, DZR Tech Limited acquired 100% of the outstanding shares of Braincon Limited and its subsidiaries for cash consideration of $100, obtaining control of the acquired entities. The transaction was accounted for as a business combination.

As of the acquisition date, the fair value of the identifiable net assets acquired was a net liability position of $13, primarily attributable to accumulated deficits of a subsidiary.

The Company recognized goodwill of $113, representing the excess of the consideration transferred over the fair value of the identifiable net liabilities acquired.

No bargain purchase gain was recognized.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Reconciliation of Consideration Transferred	Amount
Cash consideration	$100
Less: net liabilities acquired	(13)
Goodwill recognized	113

Identifiable Assets Acquired and Liabilities Assumed (at Fair Value)
Cash and cash equivalents	$2
Other current liabilities	(15)
Net liabilities acquired	(13)

4.10 GOODWILL

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination and is not amortized. Goodwill is tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying amount may not be recoverable.

As of September 30, 2025 and 2024, goodwill consisted of the following:

	September 30, 2025	September 30, 2024
Goodwill recognized from acquisition	$1,859,184	$-
Less: impairment charge	(1,859,184)	-
Net goodwill	-	-

Goodwill of $1,859,071 arose from the acquisition of Shenzhen Zhimeng Qiyang Technology Co., Ltd., which was completed on August 1, 2025. In addition, goodwill of $113 was recognized in connection with the acquisition of Braincon Limited and its subsidiaries, resulting in total goodwill of $1,859,184. The goodwill primarily reflects expected synergies, assembled workforce, and other intangible benefits that do not qualify for separate recognition under U.S. GAAP.

Subsequent to the acquisitions, management performed qualitative and quantitative goodwill impairment assessments in accordance with ASC 350. In performing these assessments, management considered the Company’s post-acquisition operating performance, regulatory and operational constraints affecting Zhimeng’s business, and the Company’s decision not to make further investments in or expand the acquired operations. Based on these factors, management concluded that adverse indicators existed and that the carrying amount of the reporting unit was not recoverable as of September 30, 2025. Accordingly, the Company recognized a full impairment of goodwill during the period.

4.11 ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of September 30, 2025 and 2024 are as follows:

	September 30, 2025	September 30, 2024
Accounts payable	$429,322	$1,098,582
Accrued expenses	1,034,822	1,141,755
Total	1,464,144	2,240,337

Accounts payable

Certain accounts payable balances outstanding as of September 30, 2025 were carried forward from the prior year and relate to legacy expenses incurred under previous management. During the year, the current management settled a portion of these outstanding payables and obtained debt forgiveness from certain creditors, which was recognized as other income during the period.

Notwithstanding these settlements and debt forgiveness, a portion of the legacy payables remained outstanding as of September 30, 2025. These balances primarily represent obligations incurred under previous management and continue to be recognized as accounts payable as management is in the process of reviewing and resolving the related obligations in the ordinary course of business, and such amounts remained payable as of the reporting date.

Accrued expenses

As of September 30, 2025, accrued expenses totaled $1,034,822, primarily comprising accrued expenses related to Nuzee single-serving coffee and DRIPKIT products of $756,621 and employee compensation payable of $277,988.

The accrued expenses related to Nuzee single-serving coffee and DRIPKIT products primarily represent legacy expenses incurred under previous management and are treated in a manner consistent with other legacy accounts payable balances. These amounts continue to be recognized as accrued expenses as management is in the process of reviewing and resolving the related obligations in the ordinary course of business, and such balances remained payable as of September 30, 2025.

Employee compensation payable of $277,988 is expected to be settled in March 2026.

4.12 SHORT TERM LOANS

As of September 30, 2025, the Company’s short-term loans totaled $447,164, consisting of the following:

(a) Loan due to Mr. Kim

An amount of $343,326 relates to a loan from Mr. Kim, which is currently subject to ongoing litigation between the Company and Mr. Kim. Repayment of this amount has been suspended pending the resolution of the litigation, and the ultimate repayment terms and timing, if any, will be determined based on the outcome of such proceedings.

(b) Loan due to Social E-Commerce Co., Ltd.

An amount of $103,838 represents a legacy liability incurred under previous management. This amount is contractually repayable on or before June 30, 2026. As of the date of these financial statements, no repayment has been made, and the balance remains outstanding.

Subsequent to September 30, 2025, no repayments have been made in respect of the above short-term loans. The balance due to Mr. Kim continues to be subject to ongoing litigation.

4.13 CONVERTIBLE NOTES

As of September 30, 2025 and 2024, the Company had outstanding unconverted convertible notes of approximately $1,838,041 and $1,382,844, respectively. During the years ending September 30, 2025 and September 30, 2024, respectively, $13,382,030 and $620,000 worth of convertible notes were converted into common stocks.

(a) Non-related party convertible notes

	September 30, 2025	September 30, 2024
Beginning balance	$1,063,624	$-
Issuance of convertible notes	10,144,186	1,620,000
Fair value adjustment	-	63,624
Conversion to common stock	(11,207,810)	(620,000)
Ending balance	-	1,063,624

All non-related party convertible notes outstanding as of September 30, 2024 were fully converted into shares of the Company’s common stock on October 31, 2024.

(b) Related party convertible notes

	September 30, 2025	September 30, 2024
Beginning balance	$319,220	$-
Issuance of convertible notes	3,693,041	300,000
Fair value adjustment	-	19,220
Conversion to common stock	(2,174,220)	-
Ending balance	1,838,041	319,220

Key issuance and conversion events

(1) August 20, 2024 – The Company issued convertible notes with an aggregate principal amount of $1,300,000, of which $1,000,000 was subscribed by non-related parties and $300,000 by a related party. As of September 30, 2024, the Company recorded a fair value adjustment of $82,844 related to these notes.

October 31, 2024 – All holders of the August 2024 convertible notes elected to convert their notes into an aggregate of 1,396,813 shares of common stock. The shares were registered pursuant to the Company’s Form S-1 filed on November 29, 2024.

(2) December 12, 2024 – The Company issued convertible notes with an aggregate principal amount of $10,000,000, of which $8,145,000 was subscribed by non-related parties and $1,855,000 by a related party.

February 10, 2025 – The Company obtained stockholder approval for the issuance of shares underlying the notes and warrants.

March 18, 2025 – the investors submitted their respective conversion notices, upon which the Company issued 19,457,618 shares of common stock to the investors.

(3) August 21, 2025 – The Company entered into a convertible bond purchase agreement with certain non-U.S. investors to issue convertible notes with an aggregate principal amount of $4,000,000, at a conversion price of $0.24 per shares, subject to adjustment in accordance with the Notes.

During the year ended September 30, 2025, the non-related parties notes with a carrying value of $1,999,962 were converted into 8,333,333 shares of common stock.

October 30, 2025 – The remaining related party notes of 8,333,333 shares were issued subsequent to year-end and are disclosed as a subsequent event.

The convertible notes were measured at fair value, with changes in fair value recognized in fair value variation in the consolidated statements of operations.

4.14 CONTRACT LIABILITIES

The following table summarizes the movements in contract liabilities during the periods presented:

	September 30, 2025	September 30, 2024
Balance at beginning of the year	$-	$-
Additions (customer advances / billings in advance)	105,653	-
Less: revenue recognized	-	-
Balance at end of year	105,653	-

As of September 30, 2025, contract liabilities of $105,653 primarily represent amounts billed to customers or cash received in advance for goods that had not yet been delivered as of the reporting date.

Of the contract liability balance outstanding as of September 30, 2025, $25,988 was recognized as revenue subsequent to year end upon delivery of the related goods. In addition, $10,000 included in contract liabilities relates to an advance payment received from Easygo Business Co., Ltd. pursuant to a sales contract entered into on June 20, 2025 for the purchase of single-serve coffee products. As the Company subsequently discontinued the manufacturing and sale of single-serve coffee products and no goods were delivered under the contract, no revenue is expected to be recognized, and the $10,000 advance payment is expected to be refunded to the customer on or before June 30, 2026.

4.15 OTHER CURRENT LIABILITIES

As of September 30, 2025 and September 30, 2024, other current liabilities amounted to $22,250,590 and $586,173, respectively.

Other current liabilities consisted of the following:

	September 30, 2025	September 30, 2024
Advances received for equity subscriptions(1)	$18,134,657	$159,657
Provision for liabilities related to directors’ litigation(2)	222,062	-
Professional service fees payable – Bitcoin transaction(3)	3,663,269	-
Others	230,602	426,516
Total	22,250,590	586,173

(1)	Advances received for equity subscriptions

Advances received for equity subscriptions include $159,657 relating to a share subscription by Mr. Kim, and $17,975,000 representing subscription funds received in connection with Bitcoin-related investments.

The issuance of shares relating to Mr. Kim’s equity subscription has been placed on hold due to ongoing litigation between Mr. Kim and the Company. Management intends to resolve the equity subscription upon conclusion of the legal proceedings.

With respect to the Bitcoin-related equity subscriptions, on September 25, 2025, the Company’s board of directors approved an increase in the authorized number of common shares from 200,000,000 to 600,000,000 shares. In October 2025, the Company amended its Articles of Incorporation to effect the increase. Following the amendment, 71,900,000 shares were issued and recorded as outstanding in the Company’s stockholder register.

As the authorization and issuance of these shares occurred after September 30, 2025, the transaction represents a non-recognized subsequent event in accordance with ASC 855. Accordingly, the transaction has not been reflected in the consolidated financial statements as of September 30, 2025, but has been disclosed.

(2)	Provision for liabilities related to directors’ litigation

The provision for liabilities related to directors’ litigation of $222,062 represents management’s estimate of costs associated with ongoing legal proceedings involving certain directors as of September 30, 2025.

(3)	Professional service fees payable – Bitcoin transaction

The professional service fees payable of $3,663,269 relate to a financial advisory services agreement executed on July 1, 2025, between CIMG INC and Sunflower Tech Limited, in connection with a Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.

As of September 30, 2025, the Company had directly paid $1,136,096, and its subsidiary, Zhongyan Shangyue Technology Co., Ltd., had paid $700,635 on the Company’s behalf, resulting in cumulative payments of $1,836,731. Accordingly, the remaining payable balance of $3,663,269 was recognized as a current liability as of September 30, 2025.

Subsequent to September 30, 2025, professional service fees totaling $189,689.85 were paid.

4.16 TAX PAYABLE

As of September 30, 2025 and September 30, 2024, taxes payable amounted to $1,314,686 and nil, respectively.

	September 30, 2025	September 30, 2024
VAT payable	$1,311,578	$-
Income tax payable	3,108	-
Total	1,314,686	-

The balance as of September 30, 2025 primarily relates to value-added tax (“VAT”) associated with revenue recognized during the period for which the corresponding VAT invoices had not yet been issued as of the reporting date.

4.17 OPERATING EXPENSES

For the year ended September 30, 2025, total operating expenses were $4,419,331. Operating expenses primarily consisted of personnel costs of $1,092,756, sales and marketing expenses of $1,101,374, depreciation and amortization of $81,456, professional fees (including legal, audit, and consulting services) of $1,781,053, travel expenses of $117,214, office expenses of $206,961, and other operating expenses of $38,517.

For the year ended September 30, 2024, total operating expenses were $6,425,572. Operating expenses primarily consisted of personnel costs of $1,800,817, sales and marketing expenses of $580,841, depreciation and amortization of $88,575, insurance expenses of $366,164, professional fees of $2,889,165, travel expenses of $22,612, office expenses of $424,495, taxes of $3,048, and other expenses of $249,855.

In certain instances, the Company incurs shipping and handling costs in connection with customer orders. Such costs are included in operating expenses in the consolidated statements of operations.

4.18 OTHER INCOME

For the year ended September 30, 2025, other income totaled $474,954, primarily arising from the settlement and forgiveness of accounts payable amounting to $404,719.

For the year ended September 30, 2024, other income totaled $532,593, primarily comprising recoveries of previously written-off receivables of $293,306 and income from rent transfer arrangements of $161,672.

4.19 LOSS FROM INVESTMENT

For the years ended September 30, 2025 and September 30, 2024, investment income (loss) was nil and a loss of $1,092,169, respectively. The investment loss recognized in 2024 primarily related to discontinued operations.

On June 7, 2024, the Company disposed of (i) NuZee Korea Ltd., a wholly owned subsidiary incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a wholly owned subsidiary incorporated in Japan.

4.20 OTHER EXPENSES

For the year ended September 30, 2025, other expense totaled $309,121, primarily attributable to an accrued litigation provision of $222,062.

For the year ended September 30, 2024, other expense totaled $665,795, primarily attributable to administrative expenses of $515,212.

4.21 INCOME TAX

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. No asset or liability for unrecognized tax benefits was recorded as of September 30, 2025 or September 30, 2024.

United States

CIMG Inc. and Wewin are incorporated in the United States and are subject to U.S. federal corporate income tax at a statutory rate of 21%. For the years ended September 30, 2025 and September 30, 2024, these entities did not generate taxable income; accordingly, no provision for U.S. federal income tax was recorded.

Hong Kong

DZR Tech Limited is incorporated in Hong Kong and is subject to Hong Kong Profits Tax under the two-tiered profits tax rates regime, whereby the first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the years ended September 30, 2025 and 2024, and therefore no provision for Hong Kong profits tax was recorded.

People’s Republic of China

Beijing Zhongyan and Beijing Xilin are incorporated in the People’s Republic of China and are subject to enterprise income tax at a statutory rate of 25%. Only Beijing Zhongyan has taxable income for the year ended September 30,2025, resulting in an income tax expense of $3,095. Other entities did not generate taxable income for the years ended September 30, 2025 and 2024; accordingly, no provision for PRC enterprise income tax was recorded.

Schedule of Income Tax Expense (Benefit)

	Year Ended September 30, 2025	Year Ended September 30, 2024
Current income tax expense	$3,095	$-
Deferred income tax expense	-	-
Total income tax expense	3,095	-

Reconciliation of Statutory Tax Benefit to Income Tax Expense
Loss before income tax	$(4,887,460)	(8,972,735)
Tax benefit at statutory U.S. federal rate (21%)	(1,026,367)	(1,884,274)
Non-deductible expenses	159,559	-
Foreign rate differential	223,781	-
Change in valuation allowance	646,122	1,884,274
Income tax expense	$3,095	-

Deferred Tax Assets and Valuation Allowance

For the years ended September 30, 2025 and 2024, the Company incurred net operating losses (“NOLs”) of approximately $4,887,460 and $8,972,735, respectively. These losses give rise to deferred tax assets primarily related to NOL carryforwards.

The tax losses of the Company expire over different time intervals depending on the local jurisdiction. As of September 30, 2025, total net operating tax losses carried forward of the Company, if not utilized, will expire as follows:

PRC:
Loss expiring for the year ending December 31, 2025	$14,696
Loss expiring for the year ending December 31, 2026	43,371
Loss expiring for the year ending December 31, 2027	2,100
Loss expiring for the year ending December 31, 2028	3,031
Thereafter	1,722,679
Total	1,785,877

USA:
Validity period - Unlimited	$82,506,757

Hong Kong:
Validity period - Unlimited	$19,149

Based on management’s assessment of available positive and negative evidence, including historical operating results and uncertainty regarding future taxable income, a full valuation allowance was recorded against the deferred tax assets as of September 30, 2025 and 2024. Accordingly, no income tax benefit was recognized in the consolidated financial statements for the periods presented.